Shareholder Report, Holdings (Details) - C000263160	Dec. 31, 2025
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.90%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(79.80%)
Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	85.70%
Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	94.20%